Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 9 - Cash and Cash Equivalents

Composition:

	As of December 31,
	2020	2019
	NIS millions

Current balances in banks	92	56
Demand deposits	627	950
	719	1,006

The Group's exposure to interest rate risk and sensitivity analysis for financial assets and liabilities are disclosed in Note 24.